Cash Flow - Non-Cash Changes Arising from Financing Activities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of classes of share capital [line items]
Grant received	£ 707	£ 494	[1]	£ 139	[1]
Government grants	(2,803)	(2,935)		(642)
Borrowings at the start of the year	0
Proceeds from borrowings	(153,814)	0		0
Repayments of current borrowings	8,056	0		0
Borrowings at the end of the year	(144,754)	0
Grant received
Disclosure of classes of share capital [line items]
Grant at the beginning of the year	(2,877)	(437)		59
Grant received	707	494		139
Government grants	(2,803)	(2,935)		(642)
Non-cash foreign exchange	81	1		7
Grant at the end of the year	(4,892)	£ (2,877)		£ (437)
Borrowings
Disclosure of classes of share capital [line items]
Non-cash foreign exchange	795
Non-cash other	£ 209

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities